Earnings per share	3 Months Ended
Mar. 31, 2024
Earnings per share [Abstract]
Earnings per share
Note 22. - Earnings per share
Basic earnings per share have been calculated by dividing the loss attributable to equity holders of the Company by the average number of outstanding shares.
Average number of outstanding diluted shares for the three-month period ended March 31, 2024 have been calculated considering the potential issuance of 3,347,305 shares (3,347,305 shares for the three-month period ended March 31, 2023) on the settlement of the Green Exchangeable Notes (Note 15) and the potential issuance of 261,803 shares (224,063 shares for the three-month period ended March 31, 2023) under the long-term incentive plans granted to employees.

Item	For the three-month period ended March 31,
	2024	2023
	($ in thousands)
Loss attributable to Atlantica	(5,392)	(10,990)
Average number of ordinary shares outstanding (thousands) - basic	116,159	116,140
Average number of ordinary shares outstanding (thousands) - diluted	119,768	119,712
Earnings per share for the period (U.S. dollar per share) - basic	(0.05)	(0.09)
Earnings per share for the period (U.S. dollar per share) - diluted (*)	(0.05)	(0.09)

(*) The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the three-month periods ended March 31, 2024, and 2023, as they have an antidilutive effect.